Events after the Reporting Period	12 Months Ended
Dec. 31, 2024
Events After Reporting Period [Abstract]
Events after the Reporting Period	Event after the Reporting Period Dividends On February 24, 2025, the Company declared a dividend of $0.225 per share, payable on April 15, 2025, to shareholders of record on March 28, 2025.